Document and Entity Information	Dec. 08, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	OneMain Finance Corporation
Entity Incorporation, State or Country Code	IN
Entity File Number	001-06155
Entity Tax Identification Number	35-0416090
Entity Address, Address Line One	601 NW SECOND ST
Entity Address, City or Town	EVANSVILLE
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	424-8031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000025598